Stock Option Plan - Summary of Effects of Stock Based Compensation Expenses (Details) (fuboTV Inc. Pre-Merger) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation			$ 24,081
Fubo TV Pre-Merger [Member]
Stock-based compensation	$ 368	$ 376			$ 1,511	$ 952
Fubo TV Pre-Merger [Member] | Subscriber Related Expenses [Member]
Stock-based compensation	1	3			9	6
Fubo TV Pre-Merger [Member] | Sales and Marketing [Member]
Stock-based compensation	94	84			352	137
Fubo TV Pre-Merger [Member] | Technology and Development [Member]
Stock-based compensation	152	142			594	355
Fubo TV Pre-Merger [Member] | General and Administrative [Member]
Stock-based compensation	$ 121	$ 147			$ 556	$ 454